Convertible Subordinated Notes Payable	3 Months Ended
Mar. 31, 2018
Notes Payable Abstract
Convertible Subordinated Notes Payable

4. Convertible Subordinated Notes Payable

On March 23, 2018, we issued and sold an aggregate principal amount of $2,800,000 of convertible subordinated promissory notes (the “Convertible Notes”) to institutional investors, our management team, and other individual accredited investors.

The Convertible Notes have a four-year term from the date of issuance and bear interest at 6% per annum until maturity. The holders can convert the Convertible Notes at any time to the number of shares of our common stock, no par value, equal to the quotient obtained by dividing (i) the amount of the unpaid principal and interest on such Convertible Note by (ii) $0.32 (the “Conversion Price”). The Conversion Price is subject to anti-dilution adjustment on a broad-based, weighted average basis if the Company issues shares or equity-linked instruments at a conversion price below $0.32 per share. No payments of principal or interest are due until the maturity.

The Convertible Notes are subordinated in right of payment to the prior payment in full of all of our Senior Indebtedness, which is defined as amounts due in connection with the indebtedness for borrowed money of the Company to banks, commercial finance lenders (CapitalSource), or other lending institutions regularly engaged in the business of lending money, with certain restrictions.

The fair value of our common stock on the closing date for the issuance of the convertible notes was $0.36 per share, therefore, the Convertible Notes contained a beneficial conversion feature with an aggregate intrinsic value of $350,000. The resulting debt discount is presented as a direct deduction from the carrying value of the Convertible Notes and was recorded with an increase to additional paid-in capital. The discount along with the related closing costs amounting to $43,996 will be amortized through interest expense over the term of the Convertible Notes. We intend to use the proceeds from the Convertible Notes to fund our Lemoncocco and Fountain initiatives and for working capital and general corporate purposes. The accrued interest and principal balance of notes payable from related parties amounted to $100,000 at March 31, 2018.